Directors' and key management remuneration - Summary of aggregate remuneration calculated in accordance with UK companies act 2006 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Directors And Key Management Remuneration [Abstract]
Emoluments	$ 8,339	$ 9,186	$ 10,590
Long-term incentive plans	4,685	3,071	2,118
Total	13,024	12,257	12,708
Pension contributions: defined contribution plans	$ 135	$ 69	52
Gains made on exercise of share options			$ 1